CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member] [1]
Balance at Dec. 31, 2012		$ 223,917	$ 360	$ 135,437	$ 79,603	$ 8,517
Balance, shares at Dec. 31, 2012			34,365,250
Other comprehensive loss		(4,837)				$ (4,837)
Net income		63,344			$ 63,344
Equity-based compensation expense related to employees		$ 2,514		$ 2,514
Cashless exercise of options			$ 4	$ (4)
Cashless exercise of options, shares			374,065
Dividend		$ (20,149)			$ (20,149)
Compensation paid by a former shareholder	[2]	810		$ 810
Balance at Dec. 31, 2013		265,599	$ 364	$ 138,757	$ 122,798	$ 3,680
Balance, shares at Dec. 31, 2013			34,739,315
Other comprehensive loss		(4,214)				$ (4,214)
Net income		78,439			$ 78,439
Equity-based compensation expense related to employees		$ 1,212		$ 1,212
Cashless exercise of options			$ 5	$ (5)
Cashless exercise of options, shares			392,812
Dividend		$ (20,025)			$ (20,025)
Balance at Dec. 31, 2014		321,011	$ 369	$ 139,964	$ 181,212	$ (534)
Balance, shares at Dec. 31, 2014			35,132,127
Other comprehensive loss		(1,358)				$ (1,358)
Net income		77,766			$ 77,766
Equity-based compensation expense related to employees	[3]	$ 2,802		$ 2,802
Cashless exercise of options			$ 1	(1)
Cashless exercise of options, shares			162,628
Balance at Dec. 31, 2015		$ 400,221	$ 370	$ 142,765	$ 258,978	$ (1,892)
Balance, shares at Dec. 31, 2015			35,294,755

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.
[2]	A bonus paid by the Company's former shareholder, to certain of its employees.
[3]	See also note 12